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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06023
                                   ---------------------------------------------

                          Managed Municipal Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    40 West 57th Street, 18th Floor      New York, New York       10019
--------------------------------------------------------------------------------
         (Address of principal executive offices)               (Zip code)

                           R. Alan Medaugh, President

  ISI, Inc. 40 West 57th Street, 18th Floor   New York, New York  10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (212) 446-5600
                                                     ---------------------------

Date of fiscal year end:     October 31, 2009
                          ------------------------------------

Date of reporting period:    July 31, 2009
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

MANAGED MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)
                                                                         RATINGS
                                                  INTEREST   MATURITY   (MOODY'S/    PRINCIPAL      MARKET
SECURITY                                            RATE       DATE       S&P)(1)      AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 88.96%
GENERAL OBLIGATION - 61.58%
Alexandria, VA, Capital Improvements                4.250%   06/15/21     Aaa/AAA   $ 3,300,000   $ 3,424,575
Arlington County, VA, State Aid Withholding         4.500%   01/15/28     Aaa/AAA     2,000,000     2,021,640
Dallas, TX                                          4.000%   02/15/16     Aa1/AA+     2,450,000     2,547,510
Delaware State, Series A                            4.200%   01/01/20     Aaa/AAA     1,675,000     1,713,542
Delaware State, Series B                            3.250%   01/01/21     Aaa/AAA     2,000,000     1,979,800
Du Page County, IL, Jail Project                    5.600%   01/01/21     Aaa/AAA     1,600,000     1,859,872
Florida State, Board of Education, Public
   Education, Series I                              4.125%   06/01/21     Aa1/AAA     3,000,000     3,022,890
Georgia State, Series B                             3.000%   04/01/27     Aaa/AAA     1,000,000       850,230
Georgia State, Series G                             4.125%   10/01/23     Aaa/AAA     2,000,000     2,058,960
Gwinnett County, GA, School District                5.000%   02/01/36     Aaa/AAA     1,500,000     1,545,015
Henrico County, VA, Public Improvements             4.250%   07/15/24     Aaa/AAA     2,830,000     2,901,656
Maryland State, Capital Improvements, Series A      4.000%   02/15/20     Aaa/AAA     4,000,000     4,167,200
Mecklenburg County, NC, Public Improvements,
   Series A                                         4.000%   02/01/20     Aaa/AAA     3,000,000     3,102,630
Missouri State, Fourth State Building, Series A     4.125%   10/01/19     Aaa/AAA     2,000,000     2,065,280
Montgomery County, MD, Public Improvements,
   Series A                                         4.000%   05/01/21     Aaa/AAA     2,450,000     2,504,463
Prince Georges County, MD, Public Improvements      4.125%   07/15/26     Aa1/AAA     2,000,000     2,026,160
Salt Lake City, UT, School District, School
   Board Guaranty, Series A                         4.500%   03/01/20      Aaa/NR     2,240,000     2,332,176
South Carolina State, Highway, Series A             3.000%   08/01/22     Aaa/AA+     1,475,000     1,348,416
South Carolina State, Highway, Series B             5.000%   04/01/19     Aaa/AA+     1,000,000     1,042,000
Tennessee State, Series A                           5.000%   05/01/26     Aa1/AA+       500,000       537,145
Tennessee State, Series A                           5.000%   05/01/27     Aa1/AA+     2,075,000     2,214,834
Texas, Water Financial Assistance, Series C-1       5.000%   08/01/39     Aa1/AA+     3,515,000     3,548,076
Utah State, Series A                                3.000%   07/01/18     Aaa/AAA     1,000,000     1,016,860
Virginia State, Series B                            4.250%   06/01/26     Aaa/AAA     2,500,000     2,542,925
Washington State, Series F                          4.500%   07/01/27     Aa1/AA+     2,500,000     2,524,800
Washington, MD, Suburban Sanitation District,
   Water Supply                                     4.250%   06/01/26     Aaa/AAA     2,500,000     2,545,925
                                                                                                  -----------
                                                                                                  $57,444,580
                                                                                                  -----------
PREREFUNDED ISSUES(2) - 17.02%
Arlington County, VA, State Aid Withholding         5.000%   10/01/14     Aaa/AAA   $ 1,080,000   $ 1,095,023
Cary, NC                                            5.000%   03/01/18     Aaa/AAA     2,000,000     2,108,860
Chesterfield County, VA, 01/15/10 @ 100             5.625%   01/15/14     Aaa/AAA     1,350,000     1,382,602
Chesterfield County, VA, 01/15/11 @ 100             5.000%   01/15/20     Aaa/AAA     1,000,000     1,063,410
Florida State, Board of Education, Public
   Education Capital Outlay, Series A,
   06/01/10 @ 101                                   5.125%   06/01/21     Aaa/AAA     1,000,000     1,049,760
Georgia State, Refundable Balance, Series D,
   10/01/10 @ 100                                   5.000%   10/01/17     Aaa/AAA       390,000       410,413

MANAGED MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                         RATINGS
                                                  INTEREST   MATURITY   (MOODY'S/    PRINCIPAL      MARKET
SECURITY                                            RATE       DATE       S&P)(1)      AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 88.96% (CONTINUED)
PREREFUNDED ISSUES(2) - 17.02% (CONTINUED)
Guilford County, NC, Series B, 10/01/10 @ 102       5.250%   10/01/16     Aa1/AAA   $ 3,000,000   $ 3,227,970
Gwinnett County, GA, Water & Sewer Authority,
   08/01/12 @ 100                                   5.250%   08/01/24     Aaa/AAA     1,500,000     1,689,615
Minnesota State, 06/01/10 @ 100                     5.500%   06/01/18     Aa1/AAA     2,000,000     2,085,300
South Carolina State, State Institutional,
   Series A, 03/01/10 @ 101                         5.300%   03/01/17     Aaa/AA+     1,700,000     1,766,725
                                                                                                  -----------
                                                                                                  $15,879,678
                                                                                                  -----------
REVENUE - 10.36%
Fairfax County, VA, Water Authority Water
   Revenue                                          4.500%   04/01/27     Aaa/AAA   $ 2,500,000   $ 2,551,900
Florida, Water Pollution Control Financing,
   Series A                                         5.000%   01/15/29     Aaa/AAA       500,000       509,040
Florida, Water Pollution Control Financing,
   Series A                                         5.100%   01/15/29     Aaa/AAA       550,000       564,091
Texas, Water Development Board Revenue, State
   Revolving Fund-Senior Lien, Series A             4.750%   07/15/20     Aaa/AAA     3,000,000     3,003,510
Virginia State Resources Authority Clean Water
   Revenue                                          4.500%   10/01/28     Aaa/AAA     3,000,000     3,046,350
                                                                                                  -----------
                                                                                                  $ 9,674,891
                                                                                                  -----------

TOTAL MUNICIPAL BONDS (COST $79,631,624)                                                          $82,999,149
                                                                                                  -----------

                                    INTEREST   MATURITY   PRINCIPAL    MARKET
SECURITY                              RATE       DATE       AMOUNT      VALUE
--------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 1.40%
US Treasury Notes                    4.000%    08/31/09  $  800,000  $  802,501
US Treasury Notes                    2.125%    04/30/10     500,000     506,699
                                                                     ----------

TOTAL US TREASURY OBLIGATIONS (COST $1,308,419)                      $1,309,200
                                                                     ----------

MANAGED MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                     PRINCIPAL      MARKET
SECURITY                                                                               AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 8.69%
JPMORGAN CHASE, N.A.
   Dated 07/31/09, 0.10%, principal and interest in the amount of $8,104,068 due 08/03/09, collateralized by US Treasury Inflation-Protection Notes, par
   value of $7,737,000 due 07/15/15, 07/15/17 and 07/15/19 with a combined
   value of $8,268,997 (COST $8,104,000)                                             $8,104,000   $ 8,104,000
                                                                                                  -----------

TOTAL INVESTMENTS - 99.05% (COST $89,044,043)*                                                    $92,412,349

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.95%                                                         882,203
                                                                                                  -----------

NET ASSETS - 100.00%                                                                              $93,294,552
                                                                                                  ===========

 1    Moody's Municipal Bond Ratings:
            Aaa   Judged to be of the best quality.
            Aa    Judged to be of high  quality  by all  standards.  Issues  are sometimes  denoted  with a 1, 2 or 3,  which  denote  a  high, medium or low ranking within the rating.
      S&P Municipal Bond Ratings:
            AAA   Of the highest quality.
            AA    The second  strongest  capacity  of payment of debt  services.
                  Those  issues   determined   to  possess  very  strong  safety
                  characteristics  are denoted with a plus (+) sign.
            NR    Bond is not rated by this Agency.

 2 Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

* Cost for Federal income tax purposes is $89,044,043 and net unrealized appreciation on a tax basis consists of:

            Gross Unrealized Appreciation          $ 3,368,306
            Gross Unrealized Depreciation                   --
                                                   -----------
            Net Unrealized Appreciation            $ 3,368,306
                                                   ===========

                      See Notes to Schedule of Investments.

ISI MANAGED MUNICIPAL FUND
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price ("NOCP") provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs

Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

        VALUATION INPUTS
        ==============================================================

        Level 1 - Quoted Prices                          $   8,104,000

        Level 2 - Other Significant Observable Inputs       84,308,349
                                                         -------------
        Total                                            $  92,412,349
                                                         =============

In April 2009, FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4" or the "Position"). FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FSP 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FSP 157-4 and has concluded that FSP 157-4 has no impact on this Schedule of Investments.

ISI MANAGED MUNICIPAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009 by security type as required by FSP 157-4:

                            Level 1       Level 2       Level 3        Total
                          -----------   -----------   -----------   -----------

Municipal Bonds           $        --   $82,999,149   $        --   $82,999,149
U.S. Treasury Obligations          --     1,309,200            --     1,309,200
Repurchase Agreement        8,104,000            --            --     8,104,000
                          -----------   -----------   -----------   -----------
Total                     $ 8,104,000   $84,308,349   $        --   $92,412,349
                          ===========   ===========   ===========   ===========

Refer to the Fund's Schedule of Investments for a summary of the Level 1 and Level 2 inputs by security type and industry type.

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Managed Municipal Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*            /s/ R. Alan Medaugh
                              --------------------------------------------------
                                     R. Alan Medaugh, President

Date     September 29, 2009
      -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ R. Alan Medaugh
                              --------------------------------------------------
                                     R. Alan Medaugh, President

Date     September 29, 2009
      -------------------------

By (Signature and Title)*            /s/ Mark J. Seger
                              --------------------------------------------------
                                     Mark J. Seger, Treasurer

Date     September 29, 2009
      -------------------------

* Print the name and title of each signing officer under his or her signature.